Label	Element	Value
[RiskReturnAbstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2012
Registrant Name	dei_EntityRegistrantName	Eaton Vance Special Investment Trust
Central Index Key	dei_EntityCentralIndexKey	0000031266
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Oct. 01, 2013
Document Effective Date	dei_DocumentEffectiveDate	Oct. 01, 2013
Prospectus Date	rr_ProspectusDate	Mar. 01, 2013
Eaton Vance Short Term Real Return Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Supplement [Text Block]	evsit_SupplementTextBlock

EATON VANCE SHORT TERM REAL RETURN FUND

Supplement to Summary Prospectus dated March 1, 2013 as revised July 16, 2013

The following amendments to the Summary Prospectus are effective on November 1, 2013:

1.

The name of the Fund is changed to Eaton Vance Short Duration Real Return Fund.

2.

The following replaces the first paragraph under “Principal Investment Strategies”:

Under normal market conditions, the Fund invests at least 80% of its net assets in “real return” instruments, which include (i) inflation-indexed debt obligations of varying maturities issued by the United States and non-U.S. governments, their agencies or instrumentalities (such as Treasury Inflation Protected Securities, or “TIPS”), corporations and other issuers and (ii) other fixed or floating-rate debt obligations (including floating-rate loans) with respect to which the Fund enters into agreements to swap nominal interest payments for payments based on changes in the U.S. Consumer Price Index (“CPI”) or other measures of inflation (the “80% Policy”). Real return is defined as total return less the estimated cost of inflation (typically measured by the change in an official inflation measure). The Fund will limit its real duration to 3.5 years or less and will maintain a weighted average credit quality of investment grade.

October 1, 2013	7625-10/13 STRRSPS

Eaton Vance Short Term Real Return Fund | Class A
[RiskReturnAbstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EARRX
Eaton Vance Short Term Real Return Fund | Class C
[RiskReturnAbstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ECRRX
Eaton Vance Short Term Real Return Fund | Class I
[RiskReturnAbstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EIRRX